NET SALES (Tables)	12 Months Ended
Dec. 31, 2023
NET SALES
Schedule of net sales revenues

	2023	2022	2021
Gross sales	76,845,604	93,234,968	89,398,218
Taxes on sales	(5,884,335)	(8,372,931)	(8,987,882)
Discounts	(2,044,822)	(2,449,827)	(2,065,255)
Net sales	68,916,447	82,412,210	78,345,081